Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income	$ 1,132	$ 2,033	$ 65
Basic weighted average shares outstanding	53,483	48,263	45,027
Effect of potentially dilutive securities	2,533	4,512	3,688
Diluted weighted average shares outstanding	56,016	52,775	48,715
Basic net income per share	$ 0.02	$ 0.04	$ 0.00
Diluted net income per share	$ 0.02	$ 0.04	$ 0.00